Other Balance Sheet Details	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other Assets and Liabilities	Other Assets and Liabilities
Other current assets consist of the following (in thousands):

	December 31,
	2019	2020
Deferred offering costs	$—	$2,606
Non-trade receivables	830	872
Prepaid software expense	436	482
Restricted cash, current	304	364
Prepaid rent	67	30
Other prepaid expenses	1,201	978
	$2,838	$5,332
Accrued and other current liabilities consist of the following (in thousands):

	2019	2020
Gift card and site credit liabilities	$8,244	$9,362
Deferred revenue	1,862	5,094
Accrued taxes	4,012	4,594
Accrued compensation	2,955	3,443
Accrued vendor liabilities	2,784	3,407
Allowance for returns	3,094	3,389
Accrued marketing	1,891	1,648
Deferred rent	263	—
Accrued other	1,114	1,604
	$26,219	$32,541

Other Balance Sheet Details	Other Balance Sheet Details
Accrued and other current liabilities consist of the following (in thousands):

	March 31,	December 31,
	2021	2020
Gift card and site credit liabilities	$9,633	$9,362
Deferred revenue	4,949	5,094
Allowance for returns	4,604	3,389
Accrued taxes	4,595	4,594
Accrued compensation	4,409	3,443
Accrued vendor liabilities	4,288	3,407
Accrued marketing	3,976	1,648
Accrued other	1,266	1,604
	$37,720	$32,541